GOODWILL - Additional Information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jan. 31, 2021 CNY (¥)	Jan. 31, 2021 USD ($)
GOODWILL
Goodwill, Acquired during period	¥ 0	$ 0	¥ 0
Goodwill	572,216		575,427	¥ 575,427				$ 78,393	$ 78,833	¥ 368,221	$ 57,782
Goodwill impairment charges	0	0	0	¥ 0
Decrease of goodwill from disposal	3,211	$ 440
GFMH, CMCC, SJYH, BPMC
GOODWILL
Goodwill, Acquired during period							¥ 158,724
Goodwill	572,216		¥ 575,427					$ 78,393
Tianjin Jiatai Group
GOODWILL
Goodwill, Acquired during period							¥ 45,272
HealthingKon
GOODWILL
Goodwill, Acquired during period					¥ 368,220
Goodwill										¥ 368,221
New Spring Group
GOODWILL
Goodwill, Acquired during period						¥ 3,211
Decrease of goodwill from disposal	¥ 3,211